Consolidated Statements of Changes In Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Unrealized Gain (Loss) On Available-For- Sale Securities
Beginning balance at Dec. 31, 2008	$ 129,118	$ 14,084	$ 38,078	$ 77,524	$ (568)
Cash dividends declared, $.62 per share	(4,379)			(4,379)
Issuance of 95,403, 79,816, 79,962 shares of stock pursuant to dividend reinvestment plan for the period 2009, 2010, 2011 respectively	3,459	191	3,268
19,493, 5,969, 6,148 common shares repurchased for the period 2009, 2010, 2011 respectively	(697)	(39)	(658)
Issuance of 29,630, 3,659, 5,284 shares of stock pursuant to exercise of stock options for the period 2009, 2010, 2011 respectively	371	59	312
Share based compensation expense	22		22
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $59, $1,782 and $2,612 for the period 2009, 2010, 2011 respectively	96				96
Net earnings for the year	11,567			11,567
Ending balance at Dec. 31, 2009	139,557	14,295	41,022	84,712	(472)
Cash dividends declared, $.62 per share	(4,300)			(4,300)
Issuance of 95,403, 79,816, 79,962 shares of stock pursuant to dividend reinvestment plan for the period 2009, 2010, 2011 respectively	3,052	160	2,892
19,493, 5,969, 6,148 common shares repurchased for the period 2009, 2010, 2011 respectively	(225)	(12)	(213)
Issuance of 29,630, 3,659, 5,284 shares of stock pursuant to exercise of stock options for the period 2009, 2010, 2011 respectively	76	7	69
Share based compensation expense	20		20
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $59, $1,782 and $2,612 for the period 2009, 2010, 2011 respectively	(2,874)				(2,874)
Net earnings for the year	9,027			9,027
Ending balance at Dec. 31, 2010	144,333	14,450	43,790	89,439	(3,346)
Cash dividends declared, $.62 per share	(4,348)			(4,348)
Issuance of 95,403, 79,816, 79,962 shares of stock pursuant to dividend reinvestment plan for the period 2009, 2010, 2011 respectively	3,218	160	3,058
19,493, 5,969, 6,148 common shares repurchased for the period 2009, 2010, 2011 respectively	(250)	(13)	(237)
Issuance of 29,630, 3,659, 5,284 shares of stock pursuant to exercise of stock options for the period 2009, 2010, 2011 respectively	110	11	99
Share based compensation expense	24		24
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $59, $1,782 and $2,612 for the period 2009, 2010, 2011 respectively	4,211				4,211
Net earnings for the year	10,050			10,050
Ending balance at Dec. 31, 2011	$ 157,348	$ 14,608	$ 46,734	$ 95,141	$ 865